SUPPLEMENT DATED JUNE 25, 2002
                              TO THE PROSPECTUS OF

                    USALLIANZ ADVANTAGE(TM) VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                                DATED MAY 1, 2002

                                    ISSUED BY
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                        PREFERRED LIFE VARIABLE ACCOUNT C


This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The Investment Options table in the prospectus is revised as follows:

1)     USAZ AIM DENT DEMOGRAPHIC TRENDS FUND, Primary Investments, 2nd sentence:

               "May invest up to 25% of total assets in foreign securities of which no more than 15% of its total assets may be invested in securities of companies domiciled in developing countries"

2)     USAZ MONEY MARKET FUND, Adviser/Sub-Adviser:

               "managed by USAllianz Advisers, LLC/Allianz of America, Inc."

3)     USAZ AIM INTERNATIONAL EQUITY FUND, Primary Investments:

               "net assets" replaces "total assets"

4)     USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND, Primary Investments:

               "net assets" replaces "total assets"



                                                                 PRO-002-0602